CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2022	Mar. 31, 2022
Preferred Stock, Shares Authorized	10,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	200,000,000	200,000,000
Common Stock, Shares, Outstanding	17,204,180	50,146,804
Common Stock, Shares, Issued	17,204,180	50,146,804
Undesignated Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	4,000,000	4,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Series A Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	5,000,000	5,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Series B Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	1,000,000	1,000,000
Preferred Stock, Shares Issued	500,000	500,000
Preferred Stock, Shares Outstanding	500,000	500,000